INTEREST AND FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest and Finance Expense
Interest expense on leases	$ 591	$ 836
Other interest expense	470	157
Accretion of decommissioning and restoration provision	262	446
Interest and finance income expense	25,784	35,302
Loan facility
Interest and Finance Expense
Interest expense on borrowings	16,627	26,045
Convertible notes
Interest and Finance Expense
Interest expense on borrowings	$ 7,834	$ 7,818